DIVIDENDS (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of dividend [abstract]
Schedule of Dividend Payments
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.14.25	88,000,000	88,000,000
Dividend payments made are detailed below:

Date of payment	Amount	Amount in closing currency
05.14.24	65,000,000	89,395,929
05.23.24	140,261,066	192,904,127
06.28.24	146,118,828	192,164,921
07.24.24	152,806,783	193,173,730